Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues:
Admissions	$ 26,721	$ 22,563	$ 734,060	$ 716,189	$ 687,442
Food, merchandise and games	21,055	18,208	422,469	407,673	398,019
Accommodations, extra-charge products and other	6,951	7,547	165,438	164,859	150,317
Total net revenues	54,727	48,318	1,321,967	1,288,721	1,235,778
Costs and expenses:
Cost of food, merchandise, and games revenues	6,003	5,480	110,811	106,608	104,827
Operating expenses	88,828	84,289	558,102	538,881	517,626
Selling, general and administrative	28,682	27,619	193,770	181,830	171,490
Depreciation and amortization	5,521	5,365	153,222	131,876	125,631
Loss on impairment / retirement of fixed assets, net	1,340	1,526	12,728	12,587	20,873
Gain on sale of investment			(1,877)	0	0
Total costs and expenses	130,374	124,279	1,026,756	971,782	940,447
Operating income (loss)	(75,647)	(75,961)	295,211	316,939	295,331
Interest expense	19,762	18,914	85,603	83,863	86,849
Net effect of swaps	(3,628)	301	(45)	(1,197)	(6,884)
Loss on early debt extinguishment	1,073	0	23,121	0	0
(Gain) loss on foreign currency	10,094	(2,671)	(29,086)	(14,656)	81,016
Other income	(349)	(32)	(970)	(177)	(64)
Income (loss) before taxes	(102,599)	(92,473)	216,588	249,106	134,414
Provision (benefit) for taxes	(19,199)	(27,719)	1,112	71,418	22,192
Net income (loss)	(83,400)	(64,754)	215,476	177,688	112,222
Net income (loss) allocated to general partner	(1)	(1)	2	2	1
Net income (loss) allocated to limited partners	(83,399)	(64,753)	215,474	177,686	112,221
Net income (loss)	(83,400)	(64,754)	215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment	4,604	(660)	(14,849)	(3,700)	16,655
Unrealized gain (loss) on cash flow hedging derivatives	2,018	1,994	7,975	3,350	(2,734)
Net current-period other comprehensive income	6,622	1,334	(6,874)	(350)	13,921
Total comprehensive income (loss)	$ (76,778)	$ (63,420)	$ 208,602	$ 177,338	$ 126,143
Basic earning (loss) per limited partner unit:
Weighted average limited partner units outstanding (in shares)	56,150	56,008	56,061	55,933	55,745
Net income (loss) per limited partner unit (in dollars per share)	$ (1.49)	$ (1.16)	$ 3.84	$ 3.18	$ 2.01
Diluted earnings (loss) per limited partner unit:
Weighted average limited partner units outstanding (in shares)	56,150	56,008	56,800	56,562	56,362
Net income (loss) per limited partner unit (in dollars per share)	$ (1.49)	$ (1.16)	$ 3.79	$ 3.14	$ 1.99